Quarterly Holdings Report
for

Fidelity Freedom® Blend 2015 Fund

December 31, 2020

FBF-Y15-QTLY-0221
1.9892464.102

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 22.8%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	630,076	$10,566,373
Fidelity Series Commodity Strategy Fund (a)	1,318,814	6,053,357
Fidelity Series Large Cap Growth Index Fund (a)	433,690	6,778,571
Fidelity Series Large Cap Stock Fund (a)	455,315	7,489,927
Fidelity Series Large Cap Value Index Fund (a)	1,087,897	14,371,124
Fidelity Series Small Cap Opportunities Fund (a)	222,094	3,560,160
Fidelity Series Value Discovery Fund (a)	371,026	5,316,799
TOTAL DOMESTIC EQUITY FUNDS
(Cost $46,777,299)		54,136,311

International Equity Funds - 21.7%
Fidelity Series Canada Fund (a)	219,294	2,532,849
Fidelity Series Emerging Markets Fund (a)	213,325	2,419,104
Fidelity Series Emerging Markets Opportunities Fund (a)	855,763	21,359,848
Fidelity Series International Growth Fund (a)	373,601	6,642,635
Fidelity Series International Index Fund (a)	244,518	2,760,606
Fidelity Series International Small Cap Fund (a)	119,824	2,459,992
Fidelity Series International Value Fund (a)	654,199	6,600,866
Fidelity Series Overseas Fund (a)	533,251	6,612,318
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $40,907,707)		51,388,218

Bond Funds - 42.4%
Fidelity Series Corporate Bond Fund (a)	1,399,214	16,007,004
Fidelity Series Emerging Markets Debt Fund (a)	153,605	1,465,395
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	43,190	467,316
Fidelity Series Floating Rate High Income Fund (a)	34,343	312,175
Fidelity Series Government Bond Index Fund (a)	1,731,066	18,955,172
Fidelity Series High Income Fund (a)	171,242	1,619,946
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,850,458	19,855,420
Fidelity Series Investment Grade Bond Fund (a)	1,776,900	21,180,645
Fidelity Series Investment Grade Securitized Fund (a)	1,379,830	14,433,024
Fidelity Series Long-Term Treasury Bond Index Fund (a)	596,259	5,467,699
Fidelity Series Real Estate Income Fund (a)	93,541	982,181
TOTAL BOND FUNDS
(Cost $95,677,649)		100,745,977

Short-Term Funds - 13.1%
Fidelity Cash Central Fund 0.11% (b)	49	49
Fidelity Series Government Money Market Fund 0.13% (a)(c)	8,103,986	8,103,986
Fidelity Series Short-Term Credit Fund (a)	495,431	5,073,216
Fidelity Series Treasury Bill Index Fund (a)	1,786,881	17,868,814
TOTAL SHORT-TERM FUNDS
(Cost $30,923,857)		31,046,065
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $214,286,512)		237,316,571
NET OTHER ASSETS (LIABILITIES) - 0.0%		2,348
NET ASSETS - 100%		$237,318,919

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$7,069,051	$6,156,363	$5,376,421	$3,517,123	$632,819	$2,084,561	$10,566,373
Fidelity Series Canada Fund	2,104,725	642,901	1,023,733	54,275	(39,768)	848,724	2,532,849
Fidelity Series Commodity Strategy Fund	6,188,649	1,172,056	2,590,023	26,726	(289,217)	1,571,892	6,053,357
Fidelity Series Corporate Bond Fund	10,589,640	6,418,446	2,465,361	473,636	9,044	1,455,235	16,007,004
Fidelity Series Emerging Markets Debt Fund	1,143,208	266,245	166,396	53,151	636	221,702	1,465,395
Fidelity Series Emerging Markets Debt Local Currency Fund	--	452,132	15,094	2,725	308	29,970	467,316
Fidelity Series Emerging Markets Fund	1,241,776	823,578	605,016	34,362	14,395	944,371	2,419,104
Fidelity Series Emerging Markets Opportunities Fund	11,928,317	7,575,471	6,651,753	646,046	483,337	8,024,476	21,359,848
Fidelity Series Floating Rate High Income Fund	255,132	61,804	39,953	10,240	(104)	35,296	312,175
Fidelity Series Government Bond Index Fund	16,391,161	6,754,657	3,652,226	461,579	5,202	(543,622)	18,955,172
Fidelity Series Government Money Market Fund 0.13%	5,029,221	11,360,808	8,286,043	9,372	--	--	8,103,986
Fidelity Series High Income Fund	1,292,857	324,104	199,766	66,329	1,171	201,580	1,619,946
Fidelity Series Inflation-Protected Bond Index Fund	15,092,061	6,098,435	2,404,969	253,946	10,018	1,059,875	19,855,420
Fidelity Series International Growth Fund	6,291,017	2,676,200	3,760,706	962,440	229,960	1,206,164	6,642,635
Fidelity Series International Index Fund	2,286,110	727,248	1,113,101	53,667	(7,720)	868,069	2,760,606
Fidelity Series International Small Cap Fund	1,852,946	385,946	724,511	21,166	37,375	908,236	2,459,992
Fidelity Series International Value Fund	6,000,464	1,728,887	3,423,661	188,230	(69,661)	2,364,837	6,600,866
Fidelity Series Investment Grade Bond Fund	15,974,695	7,894,308	3,217,957	1,116,691	2,077	527,522	21,180,645
Fidelity Series Investment Grade Securitized Fund	11,145,200	5,612,622	2,201,269	385,619	(1,590)	(121,939)	14,433,024
Fidelity Series Large Cap Growth Index Fund	5,256,125	1,778,843	3,183,216	218,145	491,560	2,435,259	6,778,571
Fidelity Series Large Cap Stock Fund	5,455,426	2,316,364	2,447,416	422,002	75,515	2,090,038	7,489,927
Fidelity Series Large Cap Value Index Fund	10,154,836	4,349,765	4,171,099	289,478	69,201	3,968,421	14,371,124
Fidelity Series Long-Term Treasury Bond Index Fund	4,545,328	2,720,091	1,056,790	572,161	41,344	(782,274)	5,467,699
Fidelity Series Overseas Fund	5,912,166	1,932,002	3,607,439	76,895	51,037	2,324,552	6,612,318
Fidelity Series Real Estate Income Fund	703,230	219,575	125,187	57,895	265	184,298	982,181
Fidelity Series Short-Term Credit Fund	4,805,041	92,852	--	93,105	--	175,323	5,073,216
Fidelity Series Small Cap Opportunities Fund	2,696,895	957,862	1,604,614	77,716	11,579	1,498,438	3,560,160
Fidelity Series Treasury Bill Index Fund	17,797,466	234,580	91,948	85,703	(84)	(71,200)	17,868,814
Fidelity Series Value Discovery Fund	3,167,627	1,923,431	1,351,640	110,741	22,052	1,555,329	5,316,799
Total	$182,370,370	$83,657,576	$65,557,308	$10,341,164	$1,780,751	$35,065,133	$237,316,522

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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